Securities - Summary of Unrealized Gains and Losses on Available-for-sale Securities (Detail) - Unrealized Gain Losses on Available for Sale Securities [member] $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 75,497
Gross unrealized gains	719
Gross unrealized losses	(339)
Fair value	75,877
Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,608
Gross unrealized gains	2
Gross unrealized losses	(9)
Fair value	1,601
Canadian government debt, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,514
Gross unrealized gains	7
Gross unrealized losses	(18)
Fair value	2,503
U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	29,477
Gross unrealized gains	242
Gross unrealized losses	(204)
Fair value	29,515
Other OECD government debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,145
Gross unrealized gains	18
Gross unrealized losses	(11)
Fair value	9,152
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	934
Gross unrealized gains	1
Gross unrealized losses	(1)
Fair value	934
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,610
Gross unrealized gains	13
Fair value	3,623
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,909
Gross unrealized gains	10
Gross unrealized losses	(45)
Fair value	2,874
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,396
Gross unrealized gains	106
Gross unrealized losses	(43)
Fair value	24,459
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	875
Gross unrealized gains	320
Gross unrealized losses	(7)
Fair value	1,188
Loan substitute securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	29
Gross unrealized losses	(1)
Fair value	$ 28